Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	the lesser of useful life or term of lease
Minimum [Member] | Furniture and Fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Medical Instruments [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Motor Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Medical Instruments [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Motor Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years